Derivative Instrument - Schedule of Net Gains and Loss on Derivative Contracts (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
(Loss) gain on derivative contracts	$ (100,920)	$ 2,385
Net cash (paid) received upon settlement of derivative contracts	(27,462)	2,385	$ 2,705
Net cash received upon settlement of derivative contracts prior to contractual maturity	$ 377	$ 2,255